Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Segment Disclosures

	Year Ended December 31, 2012
	Oyu Tolgoi	Ivanhoe Australia (a)	SouthGobi (b)	Other Exploration	Corporate	Consolidated
REVENUE	$—	$80,655	$53,116	$—	$—	$133,771

COST OF SALES	—	(72,750)	(135,335)	—	—	(208,085)
EXPENSES
Exploration and evaluation	(42,181)	(102,885)	(8,598)	(15,302)	—	(168,966)
Other operating expenses	(107,540)	(21,858)	(30,485)	—	—	(159,883)
General and administrative	—	—	—	—	(154,486)	(154,486)
Depreciation	—	(2,392)	(215)	(145)	(45)	(2,797)
Accretion of asset retirement obligations	(2,218)	(2,262)	(517)	—	—	(4,997)
Write-down of current assets	—	—	(16,205)	—	—	(16,205)

TOTAL EXPENSES	(151,939)	(202,147)	(191,355)	(15,447)	(154,531)	(715,419)

OPERATING LOSS	(151,939)	(121,492)	(138,239)	(15,447)	(154,531)	(581,648)

OTHER INCOME (EXPENSES)
Interest income	3,432	3,649	406	74	11,892	19,453
Interest expense	—	—	(10,829)	—	(1,114)	(11,943)
Financing costs	—	—	—	—	(164,384)	(164,384)
Foreign exchange (losses) gains	(4,786)	92	(2,729)	(241)	14,900	7,236
Change in fair value of derivative	—	—	—	—	194,664	194,664
Change in fair value of embedded derivatives	—	—	39,512	—	—	39,512
Gain on settlement of note receivable	—	—	—	—	—	—
Other income (expense)	—	4,363	(23,631)	—	2,219	(17,049)

LOSS BEFORE INCOME TAXES AND OTHER ITEMS	(153,293)	(113,388)	(135,510)	(15,614)	(96,354)	(514,159)
(Provision) recovery of income taxes	(52,521)	(520)	11,200	(81)	7,582	(34,340)
Share of income (loss) of significantly influenced investees	—	289	(99)	—	(33,134)	(32,944)

NET LOSS FROM CONTINUING OPERATIONS	(205,814)	(113,619)	(124,409)	(15,695)	(121,906)	(581,443)
LOSS FROM DISCONTINUED OPERATIONS	—	—	—	—	—	—

NET LOSS	(205,814)	(113,619)	(124,409)	(15,695)	(121,906)	(581,443)
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	47,509	46,916	52,463	—	—	146,888

NET LOSS ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.	$(158,305)	$(66,703)	$(71,946)	$(15,695)	$(121,906)	$(434,555)

CAPITAL EXPENDITURES	$2,389,555	$93,688	$90,658	$225	$22	$2,574,148

TOTAL ASSETS	$6,852,304	$284,550	$679,698	$10,443	$1,257,796	$9,084,791

(a)	During the year ended December 31, 2012, all of Ivanhoe Australia’s revenue arose from sales in Australia to five customers.
(b)	During the year ended December 31, 2012, all of SouthGobi’s revenue arose from coal sales in Mongolia. Revenue from the two largest customers was $21.3 million and $16.0 million, respectively.

	Year Ended December 31, 2011
	Oyu Tolgoi	Ivanhoe Australia	SouthGobi (a)	Other Exploration	Corporate	Consolidated
REVENUE	$—	$—	$179,049	$—	$—	$179,049

COST OF SALES	—	—	(184,849)	—	—	(184,849)
EXPENSES
Exploration and evaluation	(15,028)	(148,044)	(31,345)	(16,073)	—	(210,490)
Other operating expenses	(16,788)	(18,413)	(36,897)	—	—	(72,098)
General and administrative	—	—	—	—	(100,805)	(100,805)
Depreciation	(173)	(1,266)	(322)	(534)	(135)	(2,430)
Accretion of asset retirement obligations	(414)	—	(280)	—	—	(694)
Write-down of current assets	—	—	(4,288)	—	—	(4,288)

TOTAL EXPENSES	(32,403)	(167,723)	(257,981)	(16,607)	(100,940)	(575,654)

OPERATING LOSS	(32,403)	(167,723)	(78,932)	(16,607)	(100,940)	(396,605)

OTHER INCOME (EXPENSES)
Interest income	5,566	7,635	1,243	42	7,591	22,077
Interest expense	—	—	(9,472)	—	(1,541)	(11,013)
Financing costs	—	—	—	—	—	—
Foreign exchange (losses) gains	(3,648)	25	790	262	(14,260)	(16,831)
Change in fair value of derivative	—	—	—	—	(432,536)	(432,536)
Change in fair value of embedded derivatives	—	—	106,489	—	—	106,489
Gain on settlement of note receivable	—	—	—	—	102,995	102,995
Other (expense) income	—	(8,622)	(3,082)	—	13,674	1,970

(LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS	(30,485)	(168,685)	17,036	(16,303)	(425,017)	(623,454)
(Provision) recovery of income taxes	(536)	(239)	7,195	452	(6,222)	650
Share of income (loss) of significantly influenced investees	—	40,279	—	—	(23,071)	17,208

NET (LOSS) INCOME FROM CONTINUING OPERATIONS	(31,021)	(128,645)	24,231	(15,851)	(454,310)	(605,596)
LOSS FROM DISCONTINUED OPERATIONS	—	—	—	—	(9,105)	(9,105)

NET (LOSS) INCOME	(31,021)	(128,645)	24,231	(15,851)	(463,415)	(614,701)
NET LOSS (INCOME) ATTRIBUTABLE TO NONCONTROLLING INTERESTS	15,130	45,610	(16,411)	—	—	44,329

NET (LOSS) INCOME ATTRIBUTABLE TO TURQUOISE HILL RESOURCES LTD.	$(15,891)	$(83,035)	$7,820	$(15,851)	$(463,415)	$(570,372)

CAPITAL EXPENDITURES	$2,383,446	$25,930	$218,108	$551	$51	$2,628,086

TOTAL ASSETS	$4,384,365	$324,093	$887,914	$14,602	$525,854	$6,136,828

(a)	During the year ended December 31, 2011, all of SouthGobi’s revenue arose from coal sales in Mongolia. Revenue from the three largest customers was $82.4 million, $39.4 million and $35.8 million, respectively.